Contingent Liabilities and Financial Commitments - General Litigation Overview - Additional Information (Details) £ in Millions, $ in Millions	1 Months Ended			12 Months Ended													36 Months Ended
	Dec. 31, 2006 Class	Jul. 31, 2000 GBP (£)	Jul. 31, 2000 USD ($)	Dec. 31, 2020 GBP (£) CAD ($) SAR (ر.س) Euro BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) QAR (ر.ق)	Dec. 31, 2020 GBP (£) CAD ($) SAR (ر.س) Euro BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) QAR (ر.ق)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 GBP (£) CAD ($) SAR (ر.س) Euro BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) QAR (ر.ق) Case	Dec. 31, 2020 GBP (£) CAD ($) SAR (ر.س) Euro BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) QAR (ر.ق) Class	Dec. 31, 2020 GBP (£) CAD ($) SAR (ر.س) Euro BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) QAR (ر.ق) Jurisdiction	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 GBP (£) Case	Dec. 31, 2015 CAD ($) Case	Dec. 31, 2020 GBP (£) CAD ($) SAR (ر.س) Euro BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) QAR (ر.ق) Judgment	Dec. 31, 2020 USD ($) CAD ($) SAR (ر.س) Euro BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) QAR (ر.ق)
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses					£ 5.3		$ 9,200,000
Number of jurisdictions | Jurisdiction										2
Number of cases Filed during year								68
Provisions Under State Settlement Agreements					3,800.0	$ 5,200,000,000
Initial number of cases								4,000
Number of cases after reduction								400
Number of active individual cases								1
Payment related to fund research on diseases				£ 127.3	£ 127.3			£ 127.3	£ 127.3	£ 127.3							£ 127.3	$ 174,000,000
Settlement expenses | $						3,572,000,000						$ 2,762,000,000	$ 2,741,000,000	$ 2,856,000,000
Number of Quebec class actions															2	2
CAD
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $				1.7415	1.7415			1.7415	1.7415	1.7415							1.7415	1.7415
Euro
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | Euro				1.1172	1.1172			1.1172	1.1172	1.1172							1.1172	1.1172
BRL
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | R$				7.1002	7.1002			7.1002	7.1002	7.1002							7.1002	7.1002
AOA
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | Kz				895.4418	895.4418			895.4418	895.4418	895.4418							895.4418	895.4418
NGN
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₦				539.6035	539.6035			539.6035	539.6035	539.6035							539.6035	539.6035
KRW
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₩				1,484.92	1,484.92			1,484.92	1,484.92	1,484.92							1,484.92	1,484.92
HRK
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | kn				8.4326	8.4326			8.4326	8.4326	8.4326							8.4326	8.4326
JPY
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ¥				141.1308	141.1308			141.1308	141.1308	141.1308							141.1308	141.1308
United States
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $																		1.3670
QAR
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ر.ق				4.9770	4.9770			4.9770	4.9770	4.9770							4.9770	4.9770
SAR
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ر.س				5.128	5.128			5.128	5.128	5.128							5.128	5.128
Two Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements to all parties															£ 8.9	$ 15,600,000
Losses on litigation settlements before court of appeal															£ 5.9	$ 10,400,000
Engle Progeny Cases, US Tobacco Related | US Tobacco Related Actions
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages		£ 106,000.0	$ 145,000,000,000
Number of judgments returned in plaintiff favor | Judgment																	33
Number of representatives allowed for punitive damages judgments | Class	2
Number of representatives allowed to stand aside punitive damages award | Class	3
State Settlement Agreements | US Tobacco Related Actions
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses					£ 2,600.0	3,600,000,000
Settlement cash payments					2,100.0	2,900,000,000
Outside United States
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | Class									12
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases								31
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases								6	11
Venezuela
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | Class									1
ARGENTINA
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages					22,000.0						$ 2,500,000
Number of case awarding for damages								1
Number of active individual cases								5
Loss contingency amount of overall damages comprising compensatory damages					6,000.0						$ 685,976
ITALY
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases								14
CHILE
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases								8
IRELAND
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases								2
RJRT | Engle Progeny Cases, US Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages		26,600.0	36,300,000,000
B&W | Engle Progeny Cases, US Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages		12,900.0	17,600,000,000
Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses					22.9	31,300,000
Number of active individual cases								124
Litigation claims description				claims brought against Lorillard Tobacco and Lorillard Inc. by individuals who seek damages resulting from their alleged exposure to asbestos fibres that were incorporated into filter material used in one brand of cigarettes manufactured by a predecessor to Lorillard Tobacco for a limited period of time ending more than 50 years ago.
Lorillard Tobacco | Engle Progeny Cases, US Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages		£ 11,900.0	$ 16,300,000,000
Engle Defendants | Engle Progeny Cases, US Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses					243.0	332,200,000
Individual Smoking and Health Cases, US Tobacco Related | US Tobacco Related Actions
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses					108.0	147,000,000
Number of active individual cases								189
Number of cases awarded damages								4
Broin v Philip Morris, Inc | US Tobacco Related Actions
Disclosure Of Commitments And Contingencies [Line Items]
Payment related to fund research on diseases				£ 219.5	219.5			£ 219.5	£ 219.5	£ 219.5							£ 219.5	$ 300,000,000
Plaintiffs' counsel's fees and expenses					£ 35.8	$ 49,000,000